Unaudited Condensed Consolidated Interim Statements of Financial Position - EUR (€) € in Millions	Mar. 31, 2018	Dec. 31, 2017
Non-current assets
Goodwill	€ 1,745.6	€ 1,745.6
Intangibles	1,723.9	1,724.4
Property, plant and equipment	287.4	295.4
Other receivables	3.5	4.3
Derivative financial instruments	17.6	18.6
Deferred tax assets	70.9	64.3
Total non-current assets	3,848.9	3,852.6
Current assets
Cash and cash equivalents	393.8	219.2
Inventories	286.9	306.9
Trade and other receivables	172.9	147.1
Indemnification assets	73.8	73.8
Derivative financial instruments	4.6	2.1
Total current assets	932.0	749.1
Total assets	4,780.9	4,601.7
Current liabilities
Trade and other payables	474.9	477.5
Current tax payable	167.8	145.3
Provisions	61.4	68.0
Loans and borrowings	3.6	3.3
Derivative financial instruments	9.1	7.8
Total current liabilities	716.8	701.9
Non-current liabilities
Loans and borrowings	1,479.1	1,395.1
Employee benefits	194.0	188.4
Trade and other payables	1.8	1.8
Provisions	68.4	72.8
Derivative financial instruments	77.7	61.4
Deferred tax liabilities	326.6	327.7
Total non-current liabilities	2,147.6	2,047.2
Total liabilities	2,864.4	2,749.1
Net assets	1,916.5	1,852.6
Equity attributable to equity holders
Share capital	0.0	0.0
Capital reserve	1,744.5	1,623.7
Share based compensation reserve	5.1	2.9
Founder Preferred Shares Dividend reserve	372.6	493.4
Translation reserve	87.8	83.2
Cash flow hedging reserve	(3.5)	(3.0)
Accumulated deficit	(290.0)	(347.6)
Total equity	€ 1,916.5	€ 1,852.6